Investment Portfolioas of August 31, 2022 (Unaudited)
DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 96.3%
Alabama 0.8%
Jefferson County, AL, Sewer Revenue, Series C, Step-up Coupon, 0% to 10/1/2023, 6.9% to 10/1/2050, INS: AGMC	5,000,000	5,088,457
Arizona 3.5%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 1.03% (a), 9/1/2022, LOC: JPMorgan Chase Bank NA	200,000	200,000
Arizona, State Health Facilities Authority Revenue, Banner Health, Series B, MUNIPSA + 0.25%, 1.92% (b), 1/1/2046	2,300,000	2,276,283
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,760,000	2,684,315
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,005,042
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,038,010
Series G, 144A, 5.0%, 7/1/2051	550,000	551,600
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,016,206
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,077,698
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	6,500,000	5,774,876
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC:
Series A, 5.0%, 7/1/2037	2,000,000	2,035,263
Series A, 5.0%, 7/1/2042	2,000,000	2,016,966
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2051	1,830,000	1,446,561
Series 2022, 144A, 4.0%, 6/15/2057	230,000	175,316
144A, 5.0%, 6/15/2049	1,030,000	993,110
144A, 5.0%, 6/15/2052	710,000	680,388
		22,971,634
California 4.5%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2066	4,530,000	535,726
Series B-1, 3.85%, 6/1/2050	3,000,000	2,723,246
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,218,298
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	8,750,000	10,711,740
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 2.17% (a), 9/1/2022	1,600,000	1,600,000
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,120,077
4.0%, 9/1/2046	3,825,000	3,312,722
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,171,320

California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	270,000	250,333
Series A, 144A, 5.0%, 11/15/2051	135,000	123,227
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co.	620,000	634,555
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,580,000	1,479,643
Riverside County, CA, General Obligation, Series 2021 B-2, 3.0%, 6/1/2048	3,105,000	2,290,213
		29,171,100
Colorado 4.4%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,672,599
Colorado, Brighton Crossing Metropolitan District No. 6 Ltd., Series A, 5.0%, 12/1/2050	1,000,000	887,011
Colorado, Broadway Park North Metropolitan District No. 2:
144A, 5.0%, 12/1/2040	1,100,000	1,092,075
144A, 5.0%, 12/1/2049	1,275,000	1,235,422
Colorado, Broadway Station Metropolitan District No. 3, Step-up Coupon, 0% to 12/1/2027, 7.5% to 12/1/2049	2,000,000	1,271,901
Colorado, General Obligation, Series A, 144A, 5.0%, 12/1/2051	1,150,000	1,043,532
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,167,000	2,080,586
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	6,365,000	7,013,714
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	948,647
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	514,610
5.0%, 12/1/2034	1,000,000	1,026,518
5.0%, 12/1/2040	2,060,000	2,091,250
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	1,170,000	1,196,176
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,800,000	1,845,938
Douglas County, CO, Rampart Range Metropolitan District No. 5, Series 2021, 4.0%, 12/1/2051	2,150,000	1,696,529
		28,616,508
Connecticut 0.3%
Connecticut, State Health & Educational Facilities Authority Revenue, Sacred Heart University:
Series L, 5.0%, 7/1/2041	550,000	589,942
Series L, 5.0%, 7/1/2042	530,000	566,815
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project:
144A, 4.0%, 4/1/2041	190,000	170,579
144A, 4.0%, 4/1/2051	505,000	429,286
		1,756,622
District of Columbia 1.0%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	3,370,000	3,376,156
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2055	3,065,000	3,029,106
		6,405,262
Florida 9.9%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	750,000	560,256

Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (c)	2,310,000	1,478,400
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	237,710
Series A-1, 5.0%, 10/1/2033	230,000	237,238
Series A-1, 5.0%, 10/1/2034	230,000	236,444
Series A-1, 5.0%, 10/1/2035	115,000	118,071
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Projects Loan Program, Series A-2, 4.0%, 10/1/2024	2,975,000	2,872,633
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,791,040
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	1,190,000	1,123,338
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2055	2,065,000	2,089,083
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25% (b), 7/1/2057	1,000,000	979,642
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	75,000	75,329
Series B, 5.0%, 7/1/2042 (d)	80,000	75,113
Series A-1, 5.0%, 7/1/2051	70,000	69,331
Series B, 5.0%, 7/1/2051 (d)	115,000	104,853
Series A-1, 5.0%, 2/1/2057	100,000	96,602
Series B, 5.0%, 7/1/2057 (d)	120,000	106,319
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	4,250,000	4,054,226
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (b), 1/1/2049	1,740,000	1,643,035
Series A, 144A, AMT, 6.5% (b), 1/1/2049	1,905,000	1,730,027
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,000,000	1,865,969
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	506,611
Series A, 5.0%, 2/15/2048	1,150,000	1,156,902
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project:
Series A, 144A, 5.0%, 11/15/2056	1,000,000	759,960
Series A, 144A, 5.25%, 11/15/2056	9,000,000	7,136,222
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
Series A, 4.0%, 10/1/2044	1,395,000	1,208,670
4.0%, 10/1/2049	1,905,000	1,603,389
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,750,000	1,726,967
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,058,965
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	2,330,000	2,334,190
144A, 4.375%, 5/1/2050	1,950,000	1,954,325
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	1,705,000	1,246,661
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	2,665,000	2,778,053
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 4.0%, 10/1/2052	6,500,000	5,953,728
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,219,500

Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project:
Series A, 144A, 5.0%, 1/15/2049	825,000	796,822
Series A, 144A, 5.0%, 1/15/2054	850,000	812,407
Miami-Dade County, FL, Seaport Revenue, Series B-1, AMT, 4.0%, 10/1/2046	2,570,000	2,335,030
Osceola County, FL, Transportation Revenue:
Series A-2, Zero Coupon, 10/1/2049	3,400,000	876,566
Series A-2, Zero Coupon, 10/1/2051	4,775,000	1,105,691
Series A-2, Zero Coupon, 10/1/2054	4,570,000	906,325
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	399,321
Series A, 5.5%, 11/15/2049	3,635,000	3,224,067
		64,645,031
Georgia 2.4%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.375%, 5/15/2043	4,000,000	4,110,030
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	3,746,491
Series B, 5.0%, 1/1/2030	1,715,000	1,857,628
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Prerefunded, 5.5%, 8/15/2054	1,820,000	1,952,646
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,420,000	1,219,742
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,365,000	2,877,957
		15,764,494
Illinois 7.2%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2035	2,500,000	2,404,773
Series A, 4.0%, 12/1/2047	1,000,000	879,239
Series A, 5.0%, 12/1/2033	740,000	772,141
Series H, 5.0%, 12/1/2046	1,690,000	1,727,690
Series E, 6.038%, 12/1/2029	1,500,000	1,488,536
Chicago, IL, General Obligation:
Series B, 4.0%, 1/1/2036	950,000	896,888
Series A, 5.5%, 1/1/2049	2,425,000	2,555,773
Series A, 6.0%, 1/1/2038	2,180,000	2,345,068
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,202,098
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2049	5,000,000	4,556,068
Series A, 4.0%, 12/1/2050	1,400,000	1,273,373
Illinois, Housing Development Authority Revenue:
Series B, 3.0%, 4/1/2051	3,820,000	3,729,678
Series 2022-E, 5.25%, 10/1/2052 (d)	4,000,000	4,271,432
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, Zero Coupon, 12/15/2052, INS: AGMC	7,000,000	1,633,388
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045* (c)	7,935,000	5,237,100
Illinois, State General Obligation:
5.0%, 11/1/2034	1,500,000	1,555,010
5.0%, 1/1/2035	300,000	308,415
Series A, 5.0%, 5/1/2035	2,295,000	2,398,337
Series A, 5.0%, 12/1/2042	3,610,000	3,714,524
Series A, 5.0%, 3/1/2046	535,000	555,619
Series A, 5.5%, 3/1/2042	800,000	878,788

Series A, 5.5%, 3/1/2047	735,000	799,585
5.75%, 5/1/2045	1,470,000	1,606,818
		46,790,341
Indiana 1.6%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,372,032
Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,742,265
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,407,655
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,000,000	3,058,803
		10,580,755
Iowa 1.9%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	5,210,000	4,713,923
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Loras College, 1.1% (a), 9/1/2022, LOC: Bank of America NA	200,000	200,000
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	455,000	433,005
Iowa, Tobacco Settlement Authority Revenue:
Series B-2, Zero Coupon, 6/1/2065	37,430,000	4,590,108
“1", Series A-2, 4.0%, 6/1/2049	1,000,000	922,626
Series B-1, 4.0%, 6/1/2049	1,800,000	1,706,341
		12,566,003
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,375,000	1,293,868
Kentucky 0.9%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	2,560,000	2,737,931
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,286,222
Series A, 5.25%, 6/1/2041	1,915,000	1,962,111
		5,986,264
Louisiana 0.1%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	722,867
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	10,826
		733,693
Maryland 0.9%
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	645,000	651,483
5.0%, 7/1/2056	1,100,000	1,104,168
Maryland, State Health & Higher Educational Facilities Authority Revenue, Greater Baltimore Medical Center, Series A, 3.0%, 7/1/2046	5,040,000	3,794,740
		5,550,391

Massachusetts 1.1%
Massachusetts, Development Finance Agency Revenue, 5.0%, 7/1/2047	1,250,000	1,274,217
Massachusetts, Development Finance Agency Revenue, Boston University, Series U- 6E-R, 0.98% (a), 9/1/2022, LOC: TD Bank NA	1,300,000	1,300,000
Massachusetts, Development Finance Agency Revenue, The College of The Holy Cross, Series A, 1.05% (a), 9/1/2022, LOC: Bank of America NA	1,175,000	1,175,000
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	1,585,000	1,404,152
Series A, 4.0%, 6/1/2056	450,000	386,545
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	300,000	300,269
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	1,150,000	1,016,550
		6,856,733
Michigan 1.1%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	1,830,000	1,539,384
Michigan, Finance Authority Higher Facilities, Ltd. Obligation Revenue, Kettering University Project:
4.0%, 9/1/2045	1,775,000	1,614,697
4.0%, 9/1/2050	1,660,000	1,481,003
Michigan, Finance Authority Revenue, Tobacco Settlement Asset Backed Senior Capital Appreciation Bonds, Series B-2, Zero Coupon, 6/1/2065	7,130,000	730,939
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	958,614
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0% (b), 10/1/2061	890,000	880,079
		7,204,716
Minnesota 0.9%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,000,000	1,025,238
Series A, 5.0%, 2/15/2053	2,815,000	2,888,728
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,365,000	2,002,321
		5,916,287
Missouri 1.4%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,145,590
Missouri, Development Finance Board, St. Louis Convention Center Hotel Garage Project, Series C, 1.1% (a), 9/1/2022, LOC: U.S. Bank NA	1,450,000	1,450,000
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	1,450,000	1,294,377
Series A, 5.0%, 2/1/2046	665,000	671,615
Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-1, 1.1% (a), 9/1/2022, LOC: Barclays Bank PLC	335,000	335,000
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	1,870,993
		8,767,575

Nevada 0.8%
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,018,032
5.0%, 7/1/2045	1,000,000	1,006,451
5.0%, 7/1/2051	1,000,000	1,000,385
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	18,000,000	2,410,785
		5,435,653
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (c)	900,000	360,000
Series A, 144A, 6.25%, 7/1/2042* (c)	1,090,000	436,000
		796,000
New Jersey 3.6%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	465,000	438,216
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2032	415,000	443,343
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	3,209,247
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,625,000	1,319,722
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,571,209
New Jersey, State Health Care Facilities Financing Authority, 5.0%, 10/1/2038	4,000,000	4,176,204
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	1,862,201
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc., Series B, 0.85% (a), 9/1/2022, LOC: JPMorgan Chase Bank NA	1,350,000	1,350,000
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	1,035,000	930,536
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,357,263
Series B, AMT, 3.5%, 12/1/2039	1,800,000	1,781,424
New Jersey, Transportation Trust Fund Authority:
4.0%, 6/15/2040	2,025,000	1,939,966
Series AA, 5.0%, 6/15/2050	2,000,000	2,071,476
		23,450,807
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	2,540,000	2,182,121
New York 6.5%
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,157,691
Series A, 4.0%, 11/1/2050	2,500,000	2,300,156
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	380,000	382,421
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	3,750,000	3,199,929
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	466,365

New York, Metropolitan Transportation Authority Revenue:
Series 2021G-1, 1.08% (a), 9/1/2022, LOC: Barclays Bank PLC	350,000	350,000
Series E-1, 1.08% (a), 9/1/2022, LOC: Barclays Bank PLC	2,600,000	2,600,000
Series D, 5.0%, 11/15/2033	1,500,000	1,575,223
Series C-1, 5.0%, 11/15/2050	1,320,000	1,348,651
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-2, 4.0%, 11/15/2048	3,500,000	3,116,047
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	996,005
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	500,000	438,052
Series A, 4.0%, 7/1/2052	590,000	508,312
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	466,600
AMT, 4.0%, 12/1/2042	1,200,000	1,080,468
AMT, 5.375%, 8/1/2036	900,000	969,915
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	5,500,000	5,103,485
New York, Triborough Bridge & Tunnel Authority Revenue, Series B-1, 1.15% (a), 9/1/2022, LOC: U.S. Bank NA	100,000	100,000
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels, Series 4-C, 1.15% (a), 9/1/2022, LOC: U.S. Bank NA	1,370,000	1,370,000
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	595,000	617,032
Series B, 5.0%, 6/1/2048	2,800,000	2,716,936
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	5,000,000	4,384,253
Series E-1, 3.0%, 11/1/2039	3,000,000	2,521,509
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE-2, 1.15% (a), 9/1/2022, LIQ: State Street B&T Co.	200,000	200,000
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	1,820,438
New York, NY, General Obligation:
Series I-4, 1.03% (a), 9/1/2022, LOC: TD Bank NA	100,000	100,000
Series 2, 1.69% (a), 9/1/2022	300,000	300,000
Series B-3, 1.69% (a), 9/1/2022	320,000	320,000
Series 3, 1.7% (a), 9/1/2022	100,000	100,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028 (c)	2,125,000	1,653,675
		42,263,163
North Carolina 0.6%
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, 1.05% (a), 9/1/2022, LOC: Royal Bank of Canada	2,650,000	2,650,000
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	1,530,000	1,545,182
		4,195,182
Ohio 4.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	3,195,000	3,043,168
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,382,804
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,216,146
Series A, 5.0%, 1/1/2052	1,000,000	955,527
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	8,930,000	9,152,036

Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	725,659
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	3,122,188
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	5,138,555
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A, 5.0%, 2/15/2039 (d)	2,025,000	2,281,566
		28,017,649
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project, Series B, 5.5%, 8/15/2052	5,865,000	5,565,834
Pennsylvania 2.0%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	436,000	435,076
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	891,182
5.25%, 7/1/2041	900,000	895,672
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2041	4,395,000	4,004,249
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 132A, 3.5%, 4/1/2051	1,360,000	1,356,432
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2044	660,000	627,860
Series A, 4.0%, 12/1/2046	440,000	409,760
Series A, 4.0%, 12/1/2050	3,500,000	3,204,570
Series A-1, 5.0%, 12/1/2041	20,000	20,667
Philadelphia, PA, Authority For Industrial Development, Charter School Revenue, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2056	1,240,000	965,327
		12,810,795
South Carolina 0.7%
South Carolina, State Public Service Authority Revenue, Series A, 4.0%, 12/1/2052	5,000,000	4,528,174
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	900,000	747,206
Series A, 4.0%, 8/1/2056	625,000	503,239
Series A, 4.0%, 8/1/2061	810,000	633,599
		1,884,044
Tennessee 1.0%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	1,000,000	916,290
Series B, AMT, 4.0%, 7/1/2054	500,000	451,389
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	928,145
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	3,316,037
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2031	750,000	686,149
		6,298,010

Texas 9.3%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	3,748,249
Zero Coupon, 1/1/2032	3,500,000	2,376,856
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	4,485,000	4,654,162
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	2,505,000	2,275,873
Series A, 4.0%, 3/1/2050	2,165,000	1,933,986
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	7,000,000	7,293,479
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	6,000,000	5,141,453
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	350,000	324,395
Series A, 5.0%, 10/1/2051	520,000	459,864
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	170,000	172,343
Series A, 4.0%, 8/1/2041, INS: BAM	235,000	236,620
Series A, 5.0%, 8/1/2038	2,830,000	2,888,922
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,440,793
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	1,820,000	1,695,149
Series A, 5.25%, 10/1/2055	8,000,000	7,151,536
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053* (c)	6,605,000	5,944,500
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	380,000	358,568
Series A, 4.0%, 12/31/2038	380,000	357,685
Series A, 4.0%, 6/30/2039	290,000	275,772
Series A, 4.0%, 12/31/2039	335,000	317,069
Series A, 4.0%, 6/30/2040	275,000	260,813
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	6,620,000	7,034,565
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,282,393
		60,625,045
Utah 1.6%
Utah, Infrastructure Agency Telecommunication Revenue:
4.0%, 10/15/2041	600,000	513,105
Series 2019, 4.0%, 10/15/2042	2,350,000	1,987,011
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	1,130,000	1,074,549
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	6,490,000	6,564,416
		10,139,081
Vermont 0.0%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 1.09% (a), 9/1/2022, LOC: TD Bank NA	120,000	120,000

Virginia 3.6%
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	935,718
5.0%, 1/1/2046	1,530,000	1,351,303
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	1,740,000	1,218,480
Series A, 5.375%, 9/1/2054	1,500,000	1,094,298
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	396,988
Series B, 2.823%, 9/1/2041 (e)	5,332,000	2,462,081
144A, 3.75%, 9/1/2045 (e)	1,640,000	758,328
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,362,703
144A, 5.0%, 9/1/2045	4,100,000	3,907,250
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	1,205,000	1,052,853
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project:
AMT, 4.0%, 1/1/2039	500,000	471,512
AMT, 4.0%, 1/1/2040	1,000,000	936,685
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project:
AMT, 5.0%, 12/31/2052	1,500,000	1,549,650
AMT, 5.0%, 12/31/2057	500,000	513,236
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	5,250,000	5,344,183
		23,355,268
Washington 3.1%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	1,025,000	928,320
5.0%, 12/1/2046	2,000,000	1,584,785
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	4,710,000	3,520,618
Series B, 3.0%, 7/1/2048	4,120,000	2,874,800
Series B, 3.0%, 7/1/2058	2,080,000	1,353,662
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	1,020,000	920,135
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	6,000,000	6,186,889
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	675,619
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,400,150
Series A, 144A, 5.0%, 7/1/2053	1,125,000	887,782
		20,332,760
Wisconsin 5.2%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	4,219,090
Series B, 5.0%, 7/1/2048	1,910,000	1,523,379
Series B, 5.0%, 7/1/2053	2,125,000	1,645,034
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	4,864,127

Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,001,848
5.0%, 7/1/2052	910,000	910,044
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, 144A, 5.0%, 6/15/2049	520,000	500,653
Wisconsin, Public Finance Authority, Green Bond, Fargo Moorhead, AMT, 4.0%, 3/31/2056	3,205,000	2,540,510
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	1,290,000	1,065,295
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	255,000	219,896
144A, 4.0%, 4/1/2052	455,000	366,553
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	584,832
144A, 5.75%, 5/1/2054	3,570,000	3,225,261
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	2,750,000	2,824,030
Series B, 144A, 6.0%, 2/1/2062	7,000,000	7,149,310
		33,639,862
Guam 0.7%
Guam, Antonio B. Won Pat International Airport Authority:
Series C, AMT, 6.25%, 10/1/2034	300,000	308,398
Series C, AMT, Prerefunded, 6.25%, 10/1/2034	200,000	207,802
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	1,040,000	1,083,321
Series A, 5.0%, 1/1/2050	655,000	681,928
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	775,000	797,086
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	835,000	868,678
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	800,000	839,379
		4,786,592
Puerto Rico 6.2%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority:
Series A, 144A, 5.0%, 7/1/2035	5,000,000	5,091,753
Series A, 144A, 5.0%, 7/1/2047	5,000,000	5,015,725
Puerto Rico, GDB Debt Recovery Authority, PIK, 7.5%, 8/20/2040	6,287,707	5,627,498
Puerto Rico, General Obligation:
Series A, Zero Coupon, 7/1/2024	85,592	79,108
Series A, Zero Coupon, 7/1/2033	329,431	187,478
Series 2022, Zero Coupon, 11/1/2043	1,273,870	657,635
Series A1, 4.0%, 7/1/2033	255,987	239,864
Series A1, 4.0%, 7/1/2035	230,098	211,564
Series A1, 4.0%, 7/1/2037	197,485	176,965
Series A1, 4.0%, 7/1/2041	1,098,773	959,573
Series A1, 4.0%, 7/1/2046	1,309,675	1,112,193
Series A1, 5.25%, 7/1/2023	142,945	145,109
Series A1, 5.375%, 7/1/2025	285,097	294,240
Series A1, 5.625%, 7/1/2027	282,516	299,807
Series A1, 5.625%, 7/1/2029	277,932	299,341
Series A1, 5.75%, 7/1/2031	269,953	296,157

Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	18,255,000	5,228,110
Series A-1, 4.75%, 7/1/2053	6,800,000	6,502,856
Series A-1, 5.0%, 7/1/2058	5,000,000	4,850,534
Puerto Rico, The Childrens Trust Fund, Tobacco Settlement Revenue, Series A, Zero Coupon, 5/15/2057	50,000,000	3,084,895
		40,360,405
Other 1.4%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	3,395,547	2,769,365
Nuveen AMT-Free Municipal Credit Income Fund, Series C, 2.17% (a), 9/1/2022	6,600,000	6,600,000
		9,369,365
Total Municipal Investments (Cost $668,593,447)		626,821,544

Underlying Municipal Bonds of Inverse Floaters (f) 4.1%
Michigan 1.6%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034 (g)	10,000,000	10,594,772
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 10.343%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
Washington 2.5%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (g)	15,000,000	15,888,008
Trust: State General Obligation, Series XM0127, 144A, 13.01%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $26,644,016)		26,482,780

Corporate Bonds 0.3%
Consumer Discretionary
Grand Canyon University, 5.125%, 10/1/2028 (Cost $2,165,000)	2,165,000	2,006,334

Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Bills, 2.564% (h), 4/20/2023 (i) (Cost $985,574)	1,000,000	980,445

	Shares	Value ($)

Closed-End Investment Companies 0.3%
Nuveen Quality Municipal Income Fund (Cost $2,515,604)	172,000	2,115,600

Open-End Investment Companies 1.8%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.21% (j) (Cost $11,656,824)	11,655,084	11,656,249

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $712,560,465)	103.0	670,062,952
Floating Rate Notes (f)	(2.8)	(17,920,000)
Other Assets and Liabilities, Net	(0.2)	(1,368,444)
Net Assets	100.0	650,774,508

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2022. Date shown reflects the earlier of demand date or stated maturity date.

(b)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	When-issued security.
(e)	Security currently paying partial interest. The rate shown represents 50% of the original coupon rate.
(f)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(g)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(h)	Annualized yield at time of purchase; not a coupon rate.
(i)	At August 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(j)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
At August 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	12/20/2022	465	54,418,336	54,361,406	56,930
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$653,304,324	$—	$653,304,324
Corporate Bonds	—	2,006,334	—	2,006,334
Government & Agency Obligations	—	980,445	—	980,445
Closed-End Investment Companies	2,115,600	—	—	2,115,600
Open-End Investment Companies	11,656,249	—	—	11,656,249
Derivatives (b)
Futures Contracts	56,930	—	—	56,930
Total	$13,828,779	$656,291,103	$—	$670,119,882

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$ 56,930
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSHYTFF-PH1
R-080548-1 (1/23)